Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, MD Financial Management (Parenthetical) (Detail) - MD Financial Management [member] $ in Millions	Oct. 03, 2018 CAD ($)
Fund management contracts [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 1,800
Trademark [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition	$ 80